DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred revenue [Table Text Block]
	As at December 31,
	2024	2023
Current:
Customer advance payments (a)	4,311	3,096
Osisko - silver stream agreement (b)	9,355	7,250
Current portion of deferred revenue	13,666	10,346
Long-term portion of Osisko silver stream agreement (b)	77,327	59,720
Total deferred revenue	90,993	70,066

Disclosure of changes in deferred revenue [Table Text Block]
	2024	2023
Balance as at January 1	66,970	53,229
Accretion on deferred revenue (Note 9)	7,244	6,652
Amortization of deferred revenue	(5,776)	(6,497)
Deferred revenue deposit (amendment to silver stream)	18,244	13,586
Ending balance as at December 31	86,682	66,970